Parent Company Only Condensed Financial Information - Comprehensive Income (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Parent Company Only Condensed Financial Information
General and administrative expenses	¥ (286,843)	¥ (238,639)	¥ (141,531)
Other income:
Others, net	9,088	1,755	8,934
Net income	1,307,540	865,846	203,117
Accretion to preferred shares redemption value	(700,795)	429,931	536,059
Net (loss)/income attributable to Yuanbao Inc.'s ordinary shareholders	2,008,335	435,915	(332,942)
Other comprehensive income/(loss):
Foreign currency translation adjustments	(9,300)	3,326	3,495
Total comprehensive income	1,298,240	869,172	206,612
Accretion to preferred shares redemption value	(700,795)	429,931	536,059
Comprehensive (loss)/income attributable to Yuanbao Inc.'s ordinary shareholders	1,999,035	439,241	(329,447)
Parent company | Reportable legal entity
Parent Company Only Condensed Financial Information
General and administrative expenses	(13,096)	(15,820)	(16,875)
Total operating expenses	(13,096)	(15,820)	(16,875)
Other income:
Others, net	3,525	9,868	8,792
Equity in income of subsidiaries, the VIE and subsidiaries of the VIE	1,317,111	871,798	213,269
Net income	1,307,540	865,846	205,186
Accretion to preferred shares redemption value	700,795	(429,931)	(536,059)
Net (loss)/income attributable to Yuanbao Inc.'s ordinary shareholders	2,008,335	435,915	(330,873)
Other comprehensive income/(loss):
Foreign currency translation adjustments	(9,300)	3,326	3,495
Total comprehensive income	1,298,240	869,172	208,681
Accretion to preferred shares redemption value	700,795	(429,931)	(536,059)
Comprehensive (loss)/income attributable to Yuanbao Inc.'s ordinary shareholders	¥ 1,999,035	¥ 439,241	¥ (327,378)